NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 150	$ 147
Provisions, current	6	4
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	109	107
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	26	25
Provisions, current	3	2
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	15	15
Provisions, current	2	2
Other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, current	$ 1